EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER SHARE
Schedule of Earnings Per Share, Basic and Diluted

	Year Ended December 31,
	2023	2022	2021
Income (loss) available to common shareholders (in Euros)	€(21,177,772)	€(2,933,058)	€699,890
Weighted average number of shares for the computation of basic EPS	36,996,722	34,392,598	32,129,047
Basic EPS (in Euros)	€(0.57)	€(0.09)	€0.02
Effect of dilutive securities	2,653,050	2,502,171	293,824
Weighted average number of shares for the computation of diluted EPS	36,996,722	34,392,598	32,422,871
Diluted EPS income / (loss) (in Euros)	€(0.57)	€(0.09)	€0.02